PROVISIONS - Changes in Provisions (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Changes in other provisions [abstract]
At January 1, 2022	€ 117
Allowance	1
Amounts used	(3)
Unused amounts reversed	(2)
Effects of changes in foreign exchange rates	5
At June 30, 2022	118
Of which non-current	96	€ 97
Of which current	22	20
Total provisions	118	117
Close down and environmental remediation costs
Changes in other provisions [abstract]
At January 1, 2022	88
Allowance	0
Amounts used	(1)
Unused amounts reversed	0
Effects of changes in foreign exchange rates	3
At June 30, 2022	90
Of which non-current	80
Of which current	10
Total provisions	90	88
Restructuring costs
Changes in other provisions [abstract]
At January 1, 2022	2
Allowance	0
Amounts used	(1)
Unused amounts reversed	0
Effects of changes in foreign exchange rates	0
At June 30, 2022	1
Of which non-current	1
Of which current	0
Total provisions	1	2
Legal claims and other costs
Changes in other provisions [abstract]
At January 1, 2022	27
Allowance	1
Amounts used	(1)
Unused amounts reversed	(2)
Effects of changes in foreign exchange rates	2
At June 30, 2022	27
Of which non-current	15
Of which current	12
Total provisions	€ 27	€ 27